Schedule of Investments

June 30, 2025 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

COMMON STOCK
Argentina — 0.2%
Consumer Discretionary — 0.2%
MercadoLibre Inc. [1]	2,000	$5,227

Brazil — 3.6%
Consumer Discretionary — 1.7%
C&A MODAS S.A.	2,274,800	8,294
Cury Construtora e Incorporadora S.A.	1,222,100	6,658
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	1,349,600	6,496
Direcional Engenharia S.A.	1,020,400	7,647
Vibra Energia S.A.	1,251,700	5,009
YDUQS Participacoes S.A.	1,933,200	5,846
		39,950
Consumer Staples — 0.8%
JBS SA [1]	1,285,200	18,721

Financials — 1.1%
Pagseguro Digital Ltd., Class A	972,600	9,376
XP Inc., Class A	792,289	16,004
		25,380
		84,051
Chile — 0.2%
Consumer Discretionary — 0.2%
Falabella S.A.	828,849	4,404

China — 28.4%
Communication Services — 7.7%
Hello Group Inc. ADR	536,818	4,531
JOYY Inc. ADR	119,700	6,094
NetEase Inc. ADR	141,600	19,057
Tencent Holdings Ltd.	2,082,089	133,413
Tencent Music Entertainment Group ADR	564,025	10,993
Weibo Corp. ADR	647,901	6,174
		180,262
Consumer Discretionary — 6.2%
Alibaba Group Holding Ltd. ADR	447,674	50,771
Atour Lifestyle Holdings Ltd. ADR	243,862	7,928
BYD Co. Ltd., Class H	1,148,000	17,915
Geely Automobile Holdings Ltd.	3,991,000	8,114
Gree Electric Appliances Inc. of Zhuhai, Class A	1,110,493	6,962
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	1,823,515	3,741
JD.com Inc. ADR	613,760	20,033

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

China — (continued)
Consumer Discretionary (continued)
Pop Mart International Group Ltd.	729,600	$24,779
Vipshop Holdings Ltd. ADR	193,665	2,915
		143,158
Consumer Staples — 0.2%
Kweichow Moutai Co. Ltd., Class A	28,040	5,516

Financials — 8.0%
China Construction Bank Corp., Class H	66,944,000	67,541
China Galaxy Securities Co. Ltd., Class H	10,267,000	11,549
China Life Insurance Co. Ltd., Class H	4,716,000	11,318
China Pacific Insurance Group Co. Ltd., Class H	3,674,400	12,568
Industrial & Commercial Bank of China, Class H	9,738,000	7,716
New China Life Insurance Co. Ltd., Class H	2,389,300	13,012
People's Insurance Company Group of China Ltd., Class H	18,149,000	13,803
Ping An Insurance Group Co. of China Ltd., Class H	4,654,000	29,554
Qifu Technology Inc. ADR	419,682	18,197
		185,258
Health Care — 1.1%
3SBio Inc. [1]	6,109,000	18,405
BeiGene Ltd. [1]	152,400	2,869
China Resources Pharmaceutical Group Ltd.	6,914,000	4,510
		25,784
Industrials — 1.9%
China Railway Group Ltd., Class H	15,943,000	7,636
CITIC Ltd.	8,052,000	11,057
COSCO SHIPPING Holdings Co. Ltd., Class H	11,425,900	19,854
Yutong Bus Co. Ltd., Class A	1,355,600	4,703
		43,250
Information Technology — 1.9%
Hengtong Optic-electric Co. Ltd., Class A	2,508,580	5,356
Xiaomi Corp., Class B [1]	5,235,800	39,986
		45,342
Materials — 1.4%
China Hongqiao Group Ltd.	6,202,500	14,207
China Lumena New Materials Corp. [1,2]	264,100	—
Yunnan Yuntianhua Co. Ltd., Class A	1,515,900	4,648
Zhejiang NHU Co. Ltd., Class A	4,433,462	13,160
		32,015
		660,585

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

Greece — 0.6%
Consumer Discretionary — 0.2%
OPAP SA	254,911	$5,780

Financials — 0.4%
Eurobank Ergasias Services and Holdings S.A.	2,654,347	9,118

		14,898
India — 14.8%
Communication Services — 2.4%
Bharti Airtel Ltd.	1,705,841	39,973
Indus Towers Ltd. [1]	3,305,680	16,232
		56,205
Consumer Discretionary — 1.5%
Amber Enterprises India Ltd. [1]	68,070	5,373
Cartrade Tech Ltd. [1]	138,253	2,742
Ceat Ltd.	96,120	4,129
Mahindra & Mahindra Ltd.	594,794	22,077
		34,321
Energy — 1.1%
Bharat Petroleum Corp. Ltd.	2,182,968	8,450
Oil & Natural Gas Corp. Ltd.	1,613,303	4,594
Reliance Industries Ltd.	742,333	12,989
		26,033
Financials — 4.4%
BSE Ltd.	329,118	10,631
Canara Bank	8,340,274	11,106
Indian Energy Exchange Ltd.	1,067,302	2,403
LIC Housing Finance Ltd.	1,093,045	7,888
Muthoot Finance Ltd.	323,853	9,909
PNB Housing Finance Ltd. [1]	434,615	5,622
REC Ltd.	6,174,058	28,970
Shriram Finance Ltd.	663,685	5,470
South Indian Bank Ltd.	16,076,627	5,772
Union Bank of India Ltd.	6,260,375	11,213
		98,984
Health Care — 1.8%
Divi's Laboratories Ltd.	96,970	7,699
Fortis Healthcare Ltd.	843,321	7,813
Jubilant Pharmova Ltd., Class A	352,790	4,980
Krishna Institute of Medical Sciences Ltd. [1]	361,468	2,839
Lupin Ltd.	427,236	9,655
Narayana Hrudayalaya Ltd.	254,593	6,443

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

India — (continued)
Health Care (continued)
OneSource Specialty Pharma Ltd. [1]	169,284	$4,338
		43,767
Industrials — 1.4%
Adani Ports & Special Economic Zone Ltd.	860,577	14,552
InterGlobe Aviation Ltd. [1]	225,662	15,726
Polycab India Ltd.	42,678	3,260
		33,538
Information Technology — 0.5%
PG Electroplast Ltd.	764,008	6,723
Redington Ltd.	1,395,303	5,293
		12,016
Materials — 1.4%
Hindalco Industries Ltd.	1,355,044	10,947
Paradeep Phosphates Ltd.	2,401,842	4,481
Solar Industries India Ltd.	35,600	7,305
Steel Authority of India Ltd.	3,705,279	5,703
Welspun Corp. Ltd.	440,960	4,753
		33,189
Utilities — 0.3%
Mahanagar Gas Ltd.	427,206	7,388

		345,441
Indonesia — 0.9%
Consumer Staples — 0.2%
Indofood Sukses Makmur Tbk PT	9,982,800	4,996

Energy — 0.1%
Alamtri Resources Indonesia Tbk PT [1]	7,004,124	2,912

Industrials — 0.4%
Astra International Tbk PT	29,272,300	8,114

Utilities — 0.2%
Perusahaan Gas Negara Tbk PT	39,571,900	3,936

		19,958
Malaysia — 0.4%
Industrials — 0.4%
My EG Services BHD	28,181,300	6,358
Sime Darby BHD	8,027,200	3,146
		9,504
		9,504

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

Mexico — 0.6%
Financials — 0.2%
Gentera SAB de CV	2,662,800	$5,682

Real Estate — 0.4%
Fibra Uno Administracion SA de CV [3]	6,389,900	8,833

		14,515
Peru — 0.7%
Financials — 0.7%
Credicorp Ltd.	75,265	16,823

Poland — 0.7%
Financials — 0.7%
Powszechny Zaklad Ubezpieczen SA	928,590	16,231

Russia — 0.0%
Energy — 0.0%
LUKOIL PJSC [1,2]	172,525	—

Financials — 0.0%
Sberbank of Russia PJSC ADR [1,2]	790,503	—

		—
Saudi Arabia — 1.8%
Communication Services — 0.2%
Etihad Etisalat Co.	254,546	4,025

Consumer Discretionary — 0.1%
United Electronics Co.	148,317	3,490

Financials — 1.1%
Arab National Bank	1,096,657	6,351
Riyad Bank	558,184	4,277
Saudi National Bank	1,569,977	15,120
		25,748
Information Technology — 0.4%
Elm Co.	35,356	9,441

		42,704
Singapore — 0.9%
Communication Services — 0.9%
Sea Ltd. ADR [1]	124,198	19,864

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

South Africa — 1.7%
Financials — 0.1%
Old Mutual Ltd.	5,055,297	$3,447

Materials — 1.3%
Anglogold Ashanti PLC	280,310	12,681
Gold Fields Ltd. ADR	547,958	12,970
Sasol Ltd. [1]	951,948	4,235
		29,886
Real Estate — 0.3%
Growthpoint Properties Ltd. [3]	8,866,149	6,706

		40,039
South Korea — 15.1%
Communication Services — 1.0%
Krafton Inc. [1]	15,575	4,189
KT Corp.	240,215	9,914
NAVER Corp.	51,048	9,929
		24,032
Consumer Discretionary — 2.6%
Hankook Tire & Technology Co. Ltd.	208,874	6,152
Hyundai Mobis Co. Ltd.	74,897	15,927
Hyundai Motor Co.	86,500	13,043
Kangwon Land Inc.	388,691	5,271
Kia Corp.	213,804	15,351
Youngone Corp.	97,751	4,578
		60,322
Consumer Staples — 0.3%
KT&G Corp.	77,512	7,334

Financials — 3.3%
DB Insurance Co. Ltd.	107,175	9,792
Hana Financial Group Inc.	266,426	17,036
KIWOOM Securities Co. Ltd.	42,088	7,141
Korea Investment Holdings Co. Ltd.	106,742	11,041
Samsung Securities Co. Ltd.	158,642	8,652
Shinhan Financial Group Co. Ltd.	186,301	8,476
Woori Financial Group Inc.	824,490	13,715
		75,853
Health Care — 0.6%
PharmaResearch Co. Ltd.	37,643	13,765

Industrials — 2.7%
GS Holdings Corp.	124,246	4,295

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

South Korea — (continued)
Industrials (continued)
Hanwha Corp.	154,284	$10,780
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	35,908	9,738
Hyundai Glovis Co. Ltd.	80,758	8,066
Hyundai Rotem Co. Ltd.	124,227	18,087
Korean Air Lines Co. Ltd.	429,291	7,284
LX INTERNATIONAL CORP.	187,156	4,320
		62,570
Information Technology — 3.8%
DB HiTek Co. Ltd.	132,983	4,612
Samsung Electronics Co. Ltd.	900,960	39,921
SK Hynix Inc.	200,865	43,459
		87,992
Utilities — 0.8%
Korea Electric Power Corp.	417,075	12,145
Korea Gas Corp.	211,122	6,515
		18,660
		350,528
Taiwan — 18.3%
Communication Services — 0.4%
International Games System Co. Ltd.	316,000	9,281

Consumer Discretionary — 0.3%
Pou Chen Corp.	5,365,000	5,684

Industrials — 1.1%
Eva Airways Corp.	9,253,000	12,639
Evergreen Marine Corp. Taiwan Ltd.	2,136,000	14,551
		27,190
Information Technology — 16.5%
Accton Technology Corp.	693,000	17,318
Arcadyan Technology Corp.	1,001,000	6,870
Asia Vital Components Co. Ltd.	260,019	6,613
Asustek Computer Inc.	520,000	11,464
Elite Material Co. Ltd.	369,000	11,141
Gigabyte Technology Co. Ltd.	469,000	4,544
Gold Circuit Electronics Ltd.	1,068,000	10,785
Hon Hai Precision Industry Co. Ltd.	3,833,298	21,127
MediaTek Inc.	370,000	15,833
Quanta Computer Inc.	1,505,000	14,142
Simplo Technology Co. Ltd.	354,000	4,666
Taiwan Semiconductor Manufacturing Co. Ltd.	5,211,000	189,089
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	164,643	37,290

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

Taiwan — (continued)
Information Technology (continued)
Taiwan Surface Mounting Technology Co. Ltd.	1,429,000	$5,087
Wistron Corp.	3,710,000	15,558
Wiwynn Corp.	141,000	12,212
		383,739
		425,894
Thailand — 0.5%
Consumer Discretionary — 0.2%
Com7, Class F	8,235,000	4,686

Consumer Staples — 0.3%
Charoen Pokphand Foods PCL	8,462,800	5,988

		10,674
Turkey — 1.3%
Consumer Discretionary — 0.1%
Dogus Otomotiv Servis ve Ticaret AS	852,069	3,728

Industrials — 1.2%
AG Anadolu Grubu Holding AS	695,164	4,539
Enka Insaat ve Sanayi AS	3,343,715	5,580
Pegasus Hava Tasimaciligi AS [1]	1,325,506	8,555
Turk Hava Yollari AO	1,223,672	8,713
		27,387
		31,115
United Arab Emirates — 1.7%
Communication Services — 0.3%
Emirates Telecommunications Group Co. PJSC	1,336,313	6,404

Financials — 0.1%
Abu Dhabi Commercial Bank PJSC	658,183	2,416

Real Estate — 1.3%
Aldar Properties PJSC	4,819,669	11,706
Emaar Properties PJSC	5,249,366	19,439
		31,145
		39,965

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

United States — 0.6%
Information Technology — 0.6%
Cognizant Technology Solutions Corp., Class A	174,178	$13,591

Total Common Stock
(Cost $1,757,508) — 93.0%		2,166,011

	Face Amount

EQUITY-LINKED NOTES
Citigroup Global Markets Holdings Inc. (Underlying Reference is a Basket Consisting of China A Shares Available Via Hong Kong Stock Connect)
7/10/2025[1,4,5]	$34,506,908	35,121
Citigroup Global Markets Holdings Inc. (Underlying Reference is MSCI China A Inclusion Net Return USD Index)
9/30/2025[1,4,5]	28,909,000	35,359

Total Equity-Linked Notes
(Cost $63,416) — 3.0%		70,480

	Number of Shares

PREFERENCE STOCK
Brazil — 0.3%
Materials — 0.3%
Bradespar SA	2,687,800	7,791
Total Preference Stock
(Cost $10,755) — 0.3%		7,791

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 4.26% *	68,892,897	$68,893

Total Short-Term Investment
(Cost $68,893) — 3.0%		68,893

Total Investments — 99.3%
(Cost $1,900,572)		2,313,175

Other Assets in Excess of Liabilities — 0.7%		15,224

Net Assets — 100.0%		$2,328,399

A list of the open futures contracts held by the Fund at June 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
MSCI Emerging Markets	1,096	Sep-2025	$65,857	$67,596	$1,739

*	The rate reported is the 7-day effective yield as of June 30, 2025.
1	Non-income producing security.
2	Level 3 security in accordance with fair value hierarchy.
3	Real Estate Investment Trust.
4

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On 6/30/2025, the value of these securities amounted to $70,480 (000) representing 3.0% of the Net Assets.

5

Equity linked note or certificate issued by Citigroup Global Markets Holdings Inc. providing exposure to the price movements of the underlying referenced(s) noted, plus an outperformance rate of return that is fixed at the time of issuance.

ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International
PJSC	Public Joint-Stock Company
USD	United States Dollar

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at June 30, 2025:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)†		Total (000)
Common Stock
Argentina	$5,227	$—	$—		$5,227
Brazil	84,051	—	—		84,051
Chile	4,404	—	—		4,404
China	660,585	—	—	^	660,585
Greece	14,898	—	—		14,898
India	345,441	—	—		345,441
Indonesia	19,958	—	—		19,958
Malaysia	9,504	—	—		9,504
Mexico	14,515	—	—		14,515
Peru	16,823	—	—		16,823
Poland	16,231	—	—		16,231
Russia	—	—	—	^	—
Saudi Arabia	42,704	—	—		42,704
Singapore	19,864	—	—		19,864
South Africa	40,039	—	—		40,039
South Korea	350,528	—	—		350,528
Taiwan	425,894	—	—		425,894
Thailand	—	10,674	—		10,674
Turkey	31,115	—	—		31,115
United Arab Emirates	39,965	—	—		39,965
United States	13,591	—	—		13,591
Total Common Stock	2,155,337	10,674	—		2,166,011
Equity-Linked Notes	—	70,480	—		70,480
Preference Stock
Brazil	7,791	—	—		7,791
Total Preference Stock	7,791	—	—		7,791
Short-Term Investment	68,893	—	—		68,893
Total Investments in Securities	$2,232,021	$81,154	$—		$2,313,175

Other Financial Instruments	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Futures Contracts* Unrealized Appreciation	$1,739	$—	$—	$1,739
Total Other Financial Instruments	$1,739	$—	$—	$1,739

Schedule of Investments (concluded)

June 30, 2025 (Unaudited)

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Security is fair valued at zero.

*	Futures contracts are valued at the unrealized appreciation on the instruments.

Amounts designated as “—” are $0 or are rounded to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-002-3700